Goldman Sachs ActiveBeta_R US Small Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	9.46%	9.00%
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.50%	7.40%	7.57%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	13.69%
Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.94%	9.24%	8.80%
Performance Inception Date	Jun. 28, 2017
Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	8.88%	8.56%
Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.69%	7.24%	7.09%